Fair Value (Items Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 489	¥ 427
Gains (losses) in Earnings	[1]	(2)	22
Gains (losses) in OCI	[2]	(6)	6
Transfers into Level 3		41	7
Transfers out of level 3		(5)
Purchases		0
Sales		0
Issuances		281	250
Settlements		(244)	(168)
Ending Balance		569	489
Change in unrealized gain (losses) still held	[3]	7	30
Other liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37
Gains (losses) in Earnings		0
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		3	37
Settlements		0
Ending Balance		40	37
Change in unrealized gain (losses) still held		0
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		20
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	189
Gains (losses) in Earnings	[4]	19	3
Gains (losses) in OCI		0
Transfers into Level 3		20
Transfers out of level 3		0
Purchases		225	47
Sales		(160)	(61)
Issuances		0
Settlements		(102)	(5)
Ending Balance		177	174
Change in unrealized gain (losses) still held	[3]	34	2
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	21
Gains (losses) in Earnings	[4]	0	1
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		0	(1)
Ending Balance		21	21
Change in unrealized gain (losses) still held	[3]	0	1
Derivative financial instruments assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	1
Transfers into Level 3		6
Transfers out of level 3		(1)
Ending Balance	[5]		1
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(2)	13
Gains (losses) in Earnings		(2)	(13)	[4],[5]
Gains (losses) in OCI		0
Transfers into Level 3		6
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		(6)	(2)	[5]
Ending Balance		(4)	(2)	[5]
Change in unrealized gain (losses) still held	[3],[5]	(6)	(13)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	6	(9)
Gains (losses) in Earnings		(7)	11	[4],[5]
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		4	4	[5]
Ending Balance		3	6	[5]
Change in unrealized gain (losses) still held	[3],[5]	(1)	12
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(73)	(70)
Gains (losses) in Earnings		(113)	(11)	[4],[5]
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		29	8	[5]
Ending Balance		(156)	(73)	[5]
Change in unrealized gain (losses) still held	[3],[5]	(44)	(10)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(2)	(5)
Gains (losses) in Earnings		(1)
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		0
Sales		0
Issuances		0
Settlements		4	3	[5]
Ending Balance		1	(2)	[5]
Change in unrealized gain (losses) still held	[3],[5]	5	(1)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1
Gains (losses) in Earnings		(4)	2	[4],[5]
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		(1)
Purchases		0
Sales		0
Issuances		0
Settlements		2
Ending Balance		(1)	1
Change in unrealized gain (losses) still held	[3],[5]	(1)	2
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(3)	(11)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		6	8
Gains (losses) in Earnings	[6]	(1)
Gains (losses) in OCI	[2]	0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		11
Sales		(3)
Issuances		0
Settlements		(1)	(1)
Ending Balance		12	6
Change in unrealized gain (losses) still held	[3]	0
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3	4
Gains (losses) in Earnings	[6]	0
Gains (losses) in OCI	[2]	0
Transfers into Level 3		0
Transfers out of level 3		(3)	(1)
Purchases		0
Sales		0
Issuances		0
Settlements		0
Ending Balance		0	3
Change in unrealized gain (losses) still held	[3]	0
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		186	167
Gains (losses) in Earnings	[6]	0
Gains (losses) in OCI	[2]	(6)	(10)
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		61	35
Sales		0
Issuances		0
Settlements		(13)	(7)
Ending Balance		228	186
Change in unrealized gain (losses) still held	[3]	(6)	(9)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13	23
Gains (losses) in Earnings	[6]	0
Gains (losses) in OCI	[2]	0
Transfers into Level 3		0
Transfers out of level 3		0	(10)
Purchases		0
Sales		0
Issuances		0
Settlements		(13)
Ending Balance		0	13
Change in unrealized gain (losses) still held	[3]	0
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		86	80
Gains (losses) in Earnings	[6]	(1)
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0	(2)
Purchases		60	55
Sales		0	(1)
Issuances		0
Settlements		(55)	(46)
Ending Balance		89	86
Change in unrealized gain (losses) still held	[3]	1	(2)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		37
Gains (losses) in Earnings		0
Gains (losses) in OCI		0
Transfers into Level 3		0
Transfers out of level 3		0
Purchases		3	37
Sales		0
Issuances		0
Settlements		0
Ending Balance		40	¥ 37
Change in unrealized gain (losses) still held	[3]	¥ 0

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2025 and 2026. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥(10) billion and ¥6 billion, respectively, at March 31, 2025, and ¥(6) billion and ¥(6) billion, respectively, at March 31, 2026.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.